Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-in Capital	Stock Receivable	Deficit Accumulated during Development Stage	Total Stockholders' Equity (Deficit)
Beginning Balance, amount at Dec. 31, 2007
Shares issued for cash, shares	45,000
Shares issued for cash, value	$ 5	$ 4,495			$ 4,500
Shares issued for cash receivable, value			5,500		5,500
Rescission of stock issuance, shares	(100,000)
Rescission of stock issuance, value	(10)	(990)			(1,000)
Net loss for the period				(62,443)	(62,443)
Ending Balance, amount at Dec. 31, 2008	3,190	95,310		(100,098)	(1,598)
Ending Balance, shares at Dec. 31, 2008	31,900,000
Beginning Balance, amount at May. 08, 2011
Founders shares issued for cash, shares	20,000,000
Founders shares issued for cash, value	2,000				2,000
Net loss for the period				(790)	(790)
Ending Balance, amount at Dec. 31, 2011	2,000			(790)	1,210
Ending Balance, shares at Dec. 31, 2011	20,000,000
Shares issued for cash, shares	11,900,000
Shares issued for cash, value	1,190	86,310			87,500
Shares issued for cash receivable, shares	55,000
Shares issued for cash receivable, value	5	5,495	(5,500)
Net loss for the period				(36,865)	(36,865)
Ending Balance, amount at Dec. 31, 2012	$ 3,195	$ 91,805	$ (5,500)	$ (37,655)	$ 51,845
Ending Balance, shares at Dec. 31, 2012	31,955,000